Earnings Per Common Share (Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Shares
Weighted average common stock outstanding for basic earnings per common share									1,117,775,843	1,128,671,410	1,105,579,693
Incremental common shares from assumed:
Stock purchase contracts underlying common equity units									0	2,928,570	1,164,018
Exercise or issuance of stock-based awards									10,567,542	10,863,468	9,458,999
Weighted average common stock outstanding for diluted earnings per common share									1,128,343,385	1,142,463,448	1,116,202,710
Income (Loss) from Continuing Operations
Income (loss) from continuing operations, net of income tax	$ 842	$ 1,198	$ 1,119	$ 2,163	$ 1,527	$ 2,094	$ 1,376	$ 1,342	$ 5,322	$ 6,339	$ 3,391
Less: Income (loss) from continuing operations, net of income tax, attributable to noncontrolling interests									12	27	25
Less: Preferred stock dividends	49	6	31	30	$ 31	$ 30	$ 31	$ 30	116	122	122
Preferred stock repurchase premium	$ 0	$ 0	$ 42	$ 0					42	0	0
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders									$ 5,152	$ 6,190	$ 3,244
Basic	$ 0.71	$ 1.07	$ 0.93	$ 1.89	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 4.61	$ 5.48	$ 2.94
Diluted	$ 0.70	$ 1.06	$ 0.92	$ 1.87	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 4.57	$ 5.42	$ 2.91
Income (Loss) from Discontinued Operations
Income (loss) from discontinued operations, net of income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3)	$ 0	$ (3)	$ 2
Less: Income (loss) from discontinued operations, net of income tax, attributable to noncontrolling interests									0	0	0
Income (loss) from discontinued operations, net of income tax, available to MetLife, Inc.’s common shareholders									$ 0	$ (3)	$ 2
Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net Income (Loss)
Net income (loss)	$ 842	$ 1,198	$ 1,119	$ 2,163	$ 1,527	$ 2,094	$ 1,376	$ 1,339	$ 5,322	$ 6,336	$ 3,393
Less: Net income (loss) attributable to noncontrolling interests	8	(5)	4	5	6	0	10	11	12	27	25
Less: Preferred stock dividends	49	6	31	30	31	30	31	30	116	122	122
Preferred stock repurchase premium	0	0	42	0					42	0	0
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 785	$ 1,197	$ 1,042	$ 2,128	$ 1,490	$ 2,064	$ 1,335	$ 1,298	$ 5,152	$ 6,187	$ 3,246
Basic	$ 0.71	$ 1.07	$ 0.93	$ 1.89	$ 1.31	$ 1.83	$ 1.18	$ 1.15	$ 4.61	$ 5.48	$ 2.94
Diluted	$ 0.70	$ 1.06	$ 0.92	$ 1.87	$ 1.30	$ 1.81	$ 1.17	$ 1.14	$ 4.57	$ 5.42	$ 2.91